EARNINGS (LOSS) PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Number of shares issued (in shares)	550	548
Effect of shares issued on exercise of options (in shares)	0	2
Basic (in shares)	550	550
Dilutive effect of share options on issue (in shares)	1	0
Weighted average number of common shares at December 31 (diluted) (in shares)	551	550
Basic earnings (loss) per common share (in CAD per share)	$ 2.00	$ (0.86)
Diluted earnings (loss) per common share (in CAD per share)	$ 1.99	$ (0.86)